Summary of Significant Accounting Policies - Schedule of Total Revenue by Product Categories (Details) - USD ($)		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Disaggregation of Revenue [Line Items]
Total revenue		$ 190,421,385	$ 98,003,465
Beauty products [Member]
Disaggregation of Revenue [Line Items]
Revenue		76,183,810	30,703,408
Health products [Member]
Disaggregation of Revenue [Line Items]
Revenue		645,328	3,446,773
Sundry products [Member]
Disaggregation of Revenue [Line Items]
Revenue		11,618,001	6,509,109
Luxury products [Member]
Disaggregation of Revenue [Line Items]
Revenue		35,962,176	10,150,068
Electronic products [Member]
Disaggregation of Revenue [Line Items]
Revenue		53,498,263	35,128,484
Collectible cards and trendy toys [Member]
Disaggregation of Revenue [Line Items]
Revenue		5,307,491
Other products and services [Member]
Disaggregation of Revenue [Line Items]
Revenue	[1]	$ 7,206,316	$ 12,065,623

[1]	Other products and services include primarily food, such as soft drinks, packaged snacks, tea and coffee, fruit juice, and mineral water, and alcoholic beverages, cigarettes, and pet food. It also includes revenue from advertising services through KOLs as well as supporting services to the online celebrities.